Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jul. 31, 2024
C000244439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%